                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          GBU Inc.
Address:       70 East 55th Street - 12th Floor
               New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gerald B. Unterman
Title:         President
Phone:(212) 753-0700
Signature, Place, and Date of Signing:

  /s/ Gerald B. Unterman                    New York, New York          November 9, 2000

Report Type   (Check only one):

[X]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         18

Form 13F Information Table Value Total:         $275,980

List of Other Included Managers:                None

                           FORM 13F INFORMATION TABLE


------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
NAME OF      TITLE OF     CUSIP      VALUE     SHARES/    SH/PRN     PUT/       INVSTMT    OTHER     VOTING     VOTING     VOTING
ISSUER       CLASS                   (x$1000)  PRN AMT               CALL       DSCRETN    MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY

                                                                                                     SOLE       SHARED     NONE
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Advanced     COM          00754U101  22,560    2,654,164  SH                    SOLE                 2,654,164  0          0
Radio
Telecom
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
AT&T         COM LIB      001957208  1,448     80,730     SH                    SOLE                 80,730     0          0
Corp.        GRP A
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Calif.Fed    2nd CONT.    130209703  465       646,674                          SOLE                 0          0          0
Bank FSB     LITIG.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Calif. Fed.  CONT.        130209604  691       350,751                          SOLE                 0          0          0
Bank FSB     LITIG. REC.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Cendant      COM          151313103  27,731    2,550,000  SH                    SOLE                 2,550,000  0          0
Corp.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Cendant      RT PUR       151313111  3,006     476,155    RT                    SOLE                 0          0          0
Corp.        PRIDES
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Danaher      COM          235851102  46,680    938,300    SH                    SOLE                 938,300    0          0
Corp.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Global       PFD CV       G3921A126  3,386     39,200     SH                    SOLE                 39,200     0          0
Crossing     6.375%
Ltd.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Golden       WT EX        381197136  1,677     1,375,642  WT                    SOLE                 0          0          0
State        000000
Bancorp
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Kerr         SB DB CV     492386AP2  1,243     1,000,000  PRN                   SOLE                 0          0          0
McGee        5.25% 10
Corp.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Kmart Fing   PFD TR CV    498778208  808       25,975     SH                    SOLE                 25,975     0          0
             7.75%
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------

------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
MCI          COM          55268B106  2,141     70,500     SH                    SOLE                 70,500     0          0
Worldcom
Inc.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
National     CAP UTS      632525309  30        1,190      SH                    SOLE                 1,190      0          0
Australia    EXCHBL
Bank Ltd.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Nextel       CLA          65332V103  96,771    2,069,972  SH                    SOLE                 2,069,972  0          0
Commun.
Inc.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
PSI Net      PFD CV 6.75  74437C309  905       37,300     SH                    SOLE                 37,300     0          0
Inc.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Qwest        COM          749121109  1,971     41,000     SH                    SOLE                 41,000     0          0
Commun.
Inc.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Stmicro-     SB LYON      861012AB8  2,171     1,665,000  PRN                   SOLE                 0          0          0
electronics  Zero 09
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------
WinStar      COM          975515107  62,296    4,051,783  SH                    SOLE                 4,051,783  0          0
Commun.
Inc.
------------ ------------ ---------- --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------